Intangible assets - Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets - Goodwill (Tables) [Abstract]
Breakdown

Based on the assumptions described bellow, no impairment loss was recognized for goodwill at December 31, 2019, 2018 and 2017.

Thousand of reais	2019	2018	2017

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,217,565	27,217,565
Olé Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)	13,050	13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	1,557	1,557
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
Return Capital Serviços de Recuperação de Créditos S.A. (Current Company name of Ipanema Empreendimentos e Participações S.A.)	24,346	27,630	28,120
Santander Brasil Tecnologia S.A.	16,382	16,382	-
Others	-	-	1,860
Total	28,375,004	28,378,288	28,364,256

Main assumptions

	Commercial Banking
	2019	2018	2017
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual (1)	4.8%	5.1%	8.3%
Discount rate (2)	12.5%	13.6%	14.6%

(1) The projections of cash flow are prepared using Management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.

(2) The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 17.78% (2018 - 19.33% and 2017 - 20.42%).

Changes of goodwill
Thousand of reais	2019	2018	2017

Balance at beginning of the year	28,378,288	28,364,256	28,355,039
Additions (loss):
BW Guirapá (Note 3.c)	-	-	(22,320)
Banco PSA Finance Brasil S.A.	-	-	1,557
Return Capital Serviços de Recuperação de Créditos S.A. (current name of Ipanema Empreendimentos e Participações S.A.)	(3,284)	(490)	28,120
Produban Serviços de Informática S.A.	-	16,382	-
Others	-	(1,860)	1,860
Balance at end of the year	28,375,004	28,378,288	28,364,256